Offerings	Feb. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance pursuant to the Registrant's 2021 Equity Incentive Plan
Amount Registered | shares	4,498,671
Proposed Maximum Offering Price per Unit	2.24
Maximum Aggregate Offering Price	$ 10,077,023.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,391.64
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's Common Stock, $0.0001 par value per share (the "Common Stock") that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant's Common Stock. (b) Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $2.24 per share, the average of the high and low prices of the Registrant's Common Stock on February 20, 2026 as reported on the Nasdaq Global Select Market. (c) Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the Registrant's 2021 Equity Incentive Plan (the "2021 Plan"), on January 1, 2026 pursuant to an "evergreen" provision contained in the 2021 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2021 Plan automatically increase on January 1st of each year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (i) 4.0% of the total number of shares of the Registrant's Common Stock outstanding on December 31st of the immediately preceding calendar year, and (ii) a lesser number determined by the Registrant's board of directors.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance pursuant to the Registrant's 2021 Employee Stock Purchase Plan
Amount Registered | shares	1,124,667
Proposed Maximum Offering Price per Unit	1.90
Maximum Aggregate Offering Price	$ 2,136,867.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 295.10
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Registrant's Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant's Common Stock. (b) Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of 85% of $2.24 per share, the average of the high and low prices of the Registrant's Common Stock on February 20, 2026 as reported on the Nasdaq Global Select Market. Under the terms of the Registrant's 2021 Employee Stock Purchase Plan (the "ESPP") the purchase price of the shares of Common Stock issuable thereunder will be 85% of the lower of the fair market value of the Common Stock on the first or last day of the offering period. (c) Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the Registrant's ESPP, on January 1, 2026 pursuant to an "evergreen" provision contained in the ESPP. Pursuant to such provision, the number of shares reserved for issuance under the ESPP automatically increase on January 1st of each year, starting on January 1, 2022 and continuing through January 1, 2031, by the lowest of (i) 1% of the total number of shares of the Registrant's Common Stock outstanding on December 31st of the preceding calendar year and (ii) 3,525,000 shares of Common Stock, or a lesser number determined by the Registrant's board of directors.